Shareholder Report, Average Annual Return (Details)	12 Months Ended	18 Months Ended	60 Months Ended	63 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Polar Capital Emerging Market Stars Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Polar Capital Emerging Market Stars Fund
Average Annual Return, Percent	31.71%		1.57%	1.65%
Polar Capital International Small Company Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Polar Capital International Small Company Fund
Average Annual Return, Percent	(7.90%)	(14.62%)
MSCI Emerging Market Net Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Market Net Total Return Index
Average Annual Return, Percent	29.55%		3.69%	3.99%
MSCI ACWI ex USA Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index
Average Annual Return, Percent	27.82%	18.79%
MSCI ACWI ex USA Investable Market Index (IMI) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Investable Market Index (IMI)
Average Annual Return, Percent	25.32%	21.10%